Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 435,352,295	₩ 401,110,393
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	15,368,153	15,326,859
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	3,007,341	2,901,247
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	305,592,771	276,770,449
Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	37,818,860	33,004,834
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	50,935,583	53,278,697
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	22,629,587	19,828,307
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	5,506,277	5,548,814
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,663,327	2,823,820
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,842,950	2,724,994
Financial instruments at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	12,704,826	12,503,039
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	12,704,826	12,503,039
Financial instruments designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	416,976,801	382,882,287
Financial instruments at amortized cost | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	305,592,771	276,770,449
Financial instruments at amortized cost | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	37,818,860	33,004,834
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	50,935,583	53,278,697
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	22,629,587	19,828,307
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	164,391	176,253
Derivatives held for hedging | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	164,391	176,253
Derivatives held for hedging | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 0	₩ 0